WASATCH FUNDS TRUST

Supplement dated October 5, 2017 to the

Prospectus dated September 1, 2017

Investor Class

Wasatch Long/Short Fund® - Investor Class (FMLSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated September 1, 2017, as amended. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective immediately, the section entitled “Wasatch Long/Short Fund-Summary-Portfolio Management-Portfolio Manager” on page 54 of the Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

David Powers, CFA Lead Portfolio Manager Since October 2017	Terry Lally, CFA Portfolio Manager Since January 2016

Effective immediately, the disclosure in the portfolio managers table for the Fund in the section entitled “Management-Portfolio Managers” on page 108 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name of Fund	Portfolio Manager(s)
Long/Short Fund	David Powers, CFA and Terry Lally, CFA

Effective immediately, the biographies for David Powers and Terry Lally in the section entitled “Management-Portfolio Managers” on page 110 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Terry Lally, CFA has been a portfolio manager for the Long/Short Fund since January 31, 2016, and served as the lead portfolio manager from January 31, 2017 to October 5, 2017. Mr. Lally joined the Advisor in 2015 as a senior research analyst to work on the long/short portfolios. Before joining the Advisor, Mr. Lally was chief investment officer for equity long/short investing at Spotlight Funds and for activist investing at Spotlight Capital Management, a firm he co-founded in 2007. Prior to that, Mr. Lally was a portfolio manager and principal with Cramer Rosenthal McGlynn in New York. He began his investment career in 1989 as an analyst with Prudential Investments. Mr. Lally graduated magna cum laude with a Bachelor of Business Administration from the University of Notre Dame. He later earned a Master of Business Administration from Harvard University.

David Powers, CFA, has been the lead portfolio manager for the Global Value Fund (formerly, the Large Cap Value Fund) since August 19, 2013 and lead portfolio manager for the Long/Short Fund since October 5, 2017. Mr. Powers has many years of investment experience, most recently serving as a portfolio manager with Eagle Asset Management. Prior to joining Eagle, he worked as a portfolio manager with ING Investment Management, where he was responsible for the ING Large Cap Value Fund from 2007 through 2012. While at ING, Mr. Powers also worked as a senior sector analyst covering telecommunication services, utilities, energy and materials. His experience includes several senior investment positions with Federated Investors from 2001 through 2007. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio. He holds a Bachelor of Science in Accounting from Fairleigh Dickinson University and a Master’s degree in Accounting and earned a Master of Business Administration from Kent State University.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated October 5, 2017 to the

Prospectus dated September 1, 2017

Institutional Class

Wasatch Long/Short Fund® - Institutional Class (WILSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated September 1, 2017, as amended. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective immediately, the section entitled “Wasatch Long/Short Fund-Summary-Portfolio Management-Portfolio Manager” on page 54 of the Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

David Powers, CFA Lead Portfolio Manager Since October 2017	Terry Lally, CFA Portfolio Manager Since January 2016

Effective immediately, the disclosure in the portfolio managers table for the Fund in the section entitled “Management-Portfolio Managers” on page 76 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name of Fund	Portfolio Manager(s)
Long/Short Fund	David Powers, CFA and Terry Lally, CFA

Effective immediately, the biographies for David Powers and Terry Lally in the section entitled “Management-Portfolio Managers” on page 78 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Terry Lally, CFA has been a portfolio manager for the Long/Short Fund since January 31, 2016, and served as the lead portfolio manager from January 31, 2017 to October 5, 2017. Mr. Lally joined the Advisor in 2015 as a senior research analyst to work on the long/short portfolios. Before joining the Advisor, Mr. Lally was chief investment officer for equity long/short investing at Spotlight Funds and for activist investing at Spotlight Capital Management, a firm he co-founded in 2007. Prior to that, Mr. Lally was a portfolio manager and principal with Cramer Rosenthal McGlynn in New York. He began his investment career in 1989 as an analyst with Prudential Investments. Mr. Lally graduated magna cum laude with a Bachelor of Business Administration from the University of Notre Dame. He later earned a Master of Business Administration from Harvard University.

David Powers, CFA, has been the lead portfolio manager for the Global Value Fund (formerly, the Large Cap Value Fund) since August 19, 2013 and lead portfolio manager for the Long/Short Fund since October 5, 2017. Mr. Powers has many years of investment experience, most recently serving as a portfolio manager with Eagle Asset Management. Prior to joining Eagle, he worked as a portfolio manager with ING Investment Management, where he was responsible for the ING Large Cap Value Fund from 2007 through 2012. While at ING, Mr. Powers also worked as a senior sector analyst covering telecommunication services, utilities, energy and materials. His experience includes several senior investment positions with Federated Investors from 2001 through 2007. Mr. Powers began his investment career at the State Teachers Retirement System of Ohio. He holds a Bachelor of Science in Accounting from Fairleigh Dickinson University and a Master’s degree in Accounting and earned a Master of Business Administration from Kent State University.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated October 5, 2017 to the

Statement of Additional Information dated September 1, 2017

Investor Class

Wasatch Long/Short Fund® - Investor Class (FMLSX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information for Investor Class shares dated September 1, 2017, as amended. You should retain this Supplement and the Statement of Additional Information (the “SAI”) for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

The information regarding David Powers in the table in the section entitled “Portfolio Managers-Management of Other Accounts and Potential Conflicts of Interest” on pages 58 and 59 of the SAI is hereby deleted in its entirety and replaced with the following. The information in the table is as of September 30, 2017.

Accounts Managed by Portfolio Managers1

	Registered Investment Company Accounts[2]		Other Pooled Investment Vehicle Accounts		Other Accounts[3]

Portfolio Managers	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)

Wasatch Advisors, Inc.
David Powers	2	$285,749,853	-	-	1	$1,647,583

1If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

2Includes each series of Wasatch Funds separately. None of the Wasatch Funds charges a performance-based fee.

3For the Advisor, other accounts would include, but are not limited to, individual and institutional accounts, pension and profit sharing plans, charitable organizations and state and municipal government entities. Wrap programs, advised by the Advisor, are represented as a single account. The number of accounts and the assets managed with performance-based fees are as follows:

Other Accounts with Performance-Based Fees
Portfolio Managers	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.:
David Powers	-	-

The information regarding David Powers in the table in the section entitled “Portfolio Managers-Portfolio Managers Fund Ownership” on page 62 of the SAI is hereby supplemented with the following information. The information in the table is as of September 30, 2017.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund
David Powers	Long/Short Fund	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated October 5, 2017 to the

Statement of Additional Information dated September 1, 2017

Institutional Class

Wasatch Long/Short Fund® - Institutional Class (WILSX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (“SAI”) for Institutional Class shares dated September 1, 2017, as amended. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

The information regarding David Powers in the table in the section entitled “Portfolio Managers-Management of Other Accounts and Potential Conflicts of Interest” on page 51 of the SAI is hereby deleted in its entirety and replaced with the following. The information in the table is as of September 30, 2017.

Accounts Managed by Portfolio Managers1

	Registered Investment Company Accounts[2]		Other Pooled Investment Vehicle Accounts		Other Accounts[3]

Portfolio Managers	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)

Wasatch Advisors, Inc.
David Powers	2	$285,749,853	-	-	1	$1,647,583

1If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

2Includes each series of Wasatch Funds separately. None of the Wasatch Funds charges a performance-based fee.

3For the Advisor, other accounts would include, but are not limited to, individual and institutional accounts, pension and profit sharing plans, charitable organizations and state and municipal government entities. Wrap programs, advised by the Advisor, are represented as a single account. The number of accounts and the assets managed with performance-based fees are as follows:

Other Accounts with Performance-Based Fees
Portfolio Managers	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.:
David Powers	-	-

The information regarding David Powers in the table in the section entitled “Portfolio Managers-Portfolio Managers Fund Ownership” on page 53 of the SAI is hereby supplemented with the following information. The information in the table is as of September 30, 2017.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund
David Powers	Long/Short Fund	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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